Stock Options - Summary of Information About Stock Options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options (in shares)	1,055,000	1,430,000
Non-Qualified Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options (in shares)	1,055,000	1,430,000	460,000
Weighted Average Exercise Price (in dollars per share)		$ 0.31	$ 0.43
Number Exercisable (in shares)	252,500	627,500	174,167
$0.27 - $1.00 | Non-Qualified Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, lower limit (in dollars per share)	$ 0.27	$ 0.27
Exercise price range, upper limit (in dollars per share)	$ 1.00	$ 1.00
Stock options (in shares)	1,055,000	1,430,000
Weighted Average Remaining Contractual Life (Years)	2 years 1 month 17 days	2 years 1 month 17 days
Weighted Average Exercise Price (in dollars per share)	$ 0.28	$ 0.31
Aggregate Intrinsic Value	$ 0	$ 0
Number Exercisable (in shares)	1,055,000	241,667
Weighted Average Exercise Price of Exercisable Options (in dollars per share)	$ 0.28	$ 0.34
Aggregate Intrinsic Value	$ 0	$ 0